FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 30, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”) Federated Hermes U.S. Treasury Cash Returns (the “Fund”) Cash Reserve Shares
1933 Act File No. 333-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Post-Effective Amendment No. 262 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 264 under the Investment Company Act of 1940, as amended, to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on March 31, 2025 pursuant to the provisions of Rule 485(a) (1) under the 1933 Act. A Rule 485(a) filing is being made to add Cash Reserve Shares as a new class of shares of the Fund.

The Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at Allison.Miller@federatedhermes.com or (412) 288-8652.

Very truly yours,

/s/M. Allison Miller
M. Allison Miller
Disclosure Manager
Federated Hermes, Inc.